S000010615 [Member] Investment Strategy - S000010615 [Member]	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined to be of comparable quality, but also may include other securities believed to have the potential for relatively high yield. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest in bonds of any maturity. The Fund’s investments may include industrial development bonds and participation interests in those bonds.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in certain inverse floaters, which are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. The inverse floaters in which the Fund invests provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are intended to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in inverse floaters that create effective leverage (together with any other effective leverage in the portfolio) of up to 33% of the Fund’s total investment exposure.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund’s gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). Such securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.